RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
Related party transactions are conducted in the normal course of business and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.
In 2017, Interest income and other included nil as a result of inter-affiliate lending to TransCanada (2016 – $19 million;         2015 – $29 million).
The following amounts are included in Due to affiliate:

		2017		2016
(millions of Canadian $)	Maturity Date	Outstanding December 31	Effective Interest Rate	Outstanding December 31	Effective Interest Rate

Credit Facility[1]	Demand	2,551	3.2%	2,358	2.7%
		2,551		2,358

1	TCPL has an unsecured $3.0 billion credit facility with TransCanada. Interest on this facility is charged at the prime rate per annum.
In 2017, Interest expense included $68 million of interest charges as a result of inter-affiliate borrowing (2016 – $38 million;     2015 – $28 million).
At December 31, 2017, Accounts payable and other included $16 million due to TransCanada (December 31, 2016 – $19 million). The company made interest payments of $68 million to TransCanada in 2017 (2016 – $36 million; 2015 – $29 million).